11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Level 1 of fair value hierarchy
Assets
Fair value - Cash	$ 205,238	$ 58,343
Fair value - Due from optionees	61,249	31,622
Fair value - Other receivables	28,494	29,096
Fair value - Property deposits	1,561	17,500
Fair value - Assets	296,542	136,561
Level 2 of fair value hierarchy
Assets
Fair value - Cash	0	0
Fair value - Due from optionees	0	0
Fair value - Other receivables	0	0
Fair value - Property deposits	0	0
Fair value - Assets	0	0
Level 3 of fair value hierarchy
Assets
Fair value - Cash	0	0
Fair value - Due from optionees	0	0
Fair value - Other receivables	0	0
Fair value - Property deposits	0	0
Fair value - Assets	0	0
Fair value - Cash	205,238	58,343
Fair value - Due from optionees	61,249	31,622
Fair value - Other receivables	28,494	29,096
Fair value - Property deposits	1,561	17,500
Fair value - Assets	$ 296,542	$ 136,561